Document and Entity Information	Sep. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 17, 2019
Document Effective Date	Sep. 17, 2019
Prospectus Date	Jul. 31, 2019
Virtus KAR Emerging Markets Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	VRESX
Virtus KAR Emerging Markets Small-Cap Fund | Class I
Prospectus:
Trading Symbol	VIESX
Virtus KAR Emerging Markets Small-Cap Fund | Class C
Prospectus:
Trading Symbol	VCESX
Virtus KAR Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	VAESX